As filed with the Securities and Exchange Commission on December 20, 2002.

Registration No. 2-96219 811-4182

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 36 and/or	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 38 (Check appropriate box or boxes)	[X]

Mercury Funds II (formerly Mercury HW Funds) (Exact name of registrant as specified in charter)

P.O. Box 9011 Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices)

(609) 282-2800 (Registrant’s Telephone Number, including Area Code)

Terry K. Glenn 800 Scudders Mill Rd. Plainsboro, New Jersey 08536 (Name and address of Agent for Service)

Copy to: Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 200 Park Avenue New York, New York, 10166


It is proposed that this filing will become effective (check appropriate box):
| |	immediately upon filing pursuant to paragraph (b)
|X|	on December 31, 2002 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value

Fund Asset Management Master Trust also has executed this Registration Statement.

This Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 2-96219) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated October 25, 2002, were previously filed in connection with Post-Effective Amendment No. 35 to the Registration Statement.

This Post-Effective Amendment No. 36 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Mercury International Value Fund of Mercury Funds II

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED OCTOBER 25, 2002

Effective January 1, 2003, Mercury International Value Fund, a portfolio of Mercury Funds II, began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated performance information for the Fund.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Fund’s Class I shares was -18.75%. The Fund’s Class I shares are subject to an initial sales charge but are not subject to a contingent deferred sales charge. The Fund’s Class I shares are not subject to a distribution fee or an account maintenance fee. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Pricing of Class R Shares” in this Amendment for more information about the Fund’s Class R shares.

The initial sales charge for the Fund’s Class I shares is not reflected in the Fund’s year-to-date returns. If these amounts were reflected, returns for the Fund would be less than those shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERCURY INTERNATIONAL VALUE FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Administration Fee — a fee paid to the Administrator for providing administrative services to the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%

Distribution and/or Service (12b-1) Fees(b)	0.50%

Other Expenses (including transfer agency fees)(c)	0.39%

Total Annual Fund Operating Expenses	1.64%

(a)	In addition, certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of Class R shares. See “Account Choices — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(c)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

2	MERCURY INTERNATIONAL VALUE FUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$167	$517	$892	$1,944

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$167	$517	$892	$1,944

MERCURY INTERNATIONAL VALUE FUND	3

 PRICING OF CLASS R SHARES

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class I shares, Class B shares, Class C shares, Class A shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Account Choices — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

Code: MF-IV-PR/SAI-1202 SUP MERCURY INTERNATIONAL VALUE FUND

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
(1)	(a)	—	Restated Declaration of Trust.(1)
	(b)	—	Certificate of Amendment of Restated Declaration of Trust.(3)
	(c)	—	Amended and Restated Certificate of Designation.(7)
	(d)	—	Certificate of Termination.(7)
	(e)	—	Amended and Restated Certificate of Designation.(9)
	(f)	—	Amendment to Declaration of Trust.(10)
	(g)	—	Certificate of Designation, dated December 13, 2002.*
(2)		—	By-Laws, as amended on January 30, 2001.(7)
(3)		—	None.
(4)	(a)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury HW Large Cap Value Fund.(4)
	(b)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury HW International Value Fund.(4)
	(c)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury HW Equity Fund for Insurance Companies.(4)
	(d)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury HW Small Cap Value Fund.(4)
	(e)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury Short-Term Investment Fund.(4)
	(f)	—	Amended and Restated Investment Advisory Agreement relating to the Mercury HW Mid-Cap Value Fund.(4)
	(g)	—	Form of Interim Investment Advisory Agreement for Mercury HW Large Cap Value Fund.(9)
	(h)	—	Form of Interim Investment Advisory Agreement for Mercury HW Mid-Cap Value Fund.(9)
	(i)	—	Form of Interim Investment Advisory Agreement for Mercury HW Small Cap Value Fund.(9)
	(j)	—	Form of Interim Investment Advisory Agreement for Mercury HW Equity Fund for Insurance Companies.(9)
	(k)	—	Amended and Restated Sub-advisory Agreement with Merrill Lynch Investment Managers International Limited and Merrill Lynch Asset Management U.K. Limited for the Mercury HW International Value Fund.(4)
	(l)	—	Amended and Restated Sub-advisory Agreement with Merrill Lynch Investment Managers International Limited and Merrill Lynch Asset Management U.K. Limited for the Mercury HW Global Value Fund.(4)
(5)	(a)	—	Distribution Agreement with FAM Distributors, Inc.(4)
	(b)	—	Form of Amended and Restated Class A Distribution Plan and Class A Distribution Plan Sub-Agreement.(4)
	(c)	—	Form of Class B Distribution Plan and Class B Distribution Plan Sub-Agreement.(4)
	(d)	—	Form of Class C Distribution Plan and Class C Distribution Plan Sub-Agreement.(4)
	(e)	—	Form of Class R Distribution Agreement.(12)
(6)		—	None.
(7)	(a)	—	Custodian Agreement with Brown Brothers Harriman & Co.(2)
	(b)	—	Amendment to Custodian Agreement.(7)
(8)	(a)	—	Form of Selected Dealer Agreement.(2)

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Exhibit Number			Description
	(b)	—	Administrative Services Agreement with State Street Bank and Trust Company.(5)
	(c)	—	License Agreement with Merrill Lynch & Co., Inc.(1)
	(d)(1)	—	Amended Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement with Financial Data Services, Inc.(10)
	(d)(2)	—	Form of Amendment to Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement with Financial Data Services, Inc.(11)
	(e)	—	Administration Agreement with Fund Asset Management, L.P. for Mercury Low Duration Fund.(4)
	(f)	—	Administration Agreement with Fund Asset Management, L.P. for Mercury Total Return Bond Fund.(4)
	(g)	—	License Agreement Related to the Mercury Name.(4)
	(h)	—	Credit Agreement.(6)
	(i)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (13)
	(j)	—	Form of Third Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (14)
	(k)	—	Amended and Restated Expense Cap Agreement.(7)
	(l)	—	Form of Interim Expense Cap Agreement with Hotchkis and Wiley Capital Management, LLC.(9)
	(m)	—	Form of Agreement and Plan of Reorganization with Hotchkis and Wiley Funds.(8)
(9)	(a)	—	Opinion and Consent of counsel.(3)
	(b)	—	Consent of Gardner, Carton & Douglas.(4)
(10)		—	Consent of Ernst & Young LLP.*
(11)		—	None.
(12)		—	None.
(13)		—	None.
(14)		—	Amended and Restated Rule 18f-3 Plan.*
(15)		—	None.
(16)		—	Code of Ethics.(2)

(1)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on December 17, 1996 (File No. 2-96219).
(2)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on August 1, 2000 (File No. 2-96219).
(3)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on October 4, 2000 (File No. 2-96219).
(4)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on November 1, 2000 (File No. 2-96219).
(5)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Mercury HW Variable Trust filed on February 28, 2001 (File No. 333-24349).
(6)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. filed on December 14, 2000 (File No. 333-15973).
(7)	Incorporated by reference and previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on August 2, 2001 (File No. 2-96219).
(8)	Incorporated by reference to Exhibit 4 to the Registration Statement on Form N-14 of Hotchkis and Wiley Funds filed on August 30, 2001 (File No. 333-68740).
(9)	Incorporated by reference and previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on September 21, 2001 (File No. 2-96219).
(10)	Incorporated by reference and previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on October 25, 2002 (File No. 2-96219).
(11)

Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(12)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(13)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39857), filed on December 14, 2002.
(14)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.
*	Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

See “General Information — Principal Holders” in the Statements of Additional Information.

C-2

Item 25. Indemnification.

Section 12 of Article SEVENTH of Registrant’s Declaration of Trust, states as follows:

(c)(1) As used in this paragraph the following terms shall have the meanings set forth below:

(i) the term “indemnitee” shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

(ii) the term “covered proceeding” shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

(iii) the term “disabling conduct” shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

(iv) the term “covered expenses” shall mean expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

(v) the term “adjudication of liability” shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

(d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

(e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither “interested persons,” as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

(f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a

C-3

quorum of trustees who are neither “interested persons” as defined in the 1940 Act nor parties to the covered proceeding.

(g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

C-4

Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of FAM, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President, Merrill Lynch Mutual Funds; Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President and Treasurer	First Vice President, Treasurer and Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Robert C. Doll, Jr.	President

Co-Head (Americas Region); Senior Vice President of MLIM; Senior Vice President of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of MLIM; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Senior Vice President of ML & Co.

C-5

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant’s investment adviser, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, or Registrant’s transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, or Registrant’s custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

C-6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of December, 2002.

MERCURY FUNDS II
By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ TERRY K. GLENN* (Terry K. Glenn)	President and Trustee Principal Executive Officer

	/s/ DONALD C. BURKE * (Donald C. Burke)	Principal Financial and Accounting Officer

	/s/ JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

	/s/ JOE GRILLS* (Joe Grills)	Trustee

	/s/ HERBERT I. LONDON* (Herbert I. London)	Trustee

	/s/ ANDRÉ F. PEROLD* (André F. Perold)	Trustee

	/s/ ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

	/s/ ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Trustee

	/s/ MELVIN R. SEIDEN* (Melvin R. Seiden)	Trustee

	/s/ STEPHEN R. SWENSRUD* (Stephen R. Swensrud)	Trustee
*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 20, 2002

C-7

SIGNATURES

Fund Asset Management Master Trust has duly caused this Registration Statement of Mercury Funds II to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on this 20th day of December, 2002.

FUND ASSET MANAGEMENT MASTER TRUST
By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ TERRY K. GLENN* (Terry K. Glenn)	President and Trustee Principal Executive Officer

	/s/ DONALD C. BURKE * (Donald C. Burke)	Principal Financial and Accounting Officer

	/s/ JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

	/s/ JOE GRILLS* (Joe Grills)	Trustee

	/s/ HERBERT I. LONDON* (Herbert I. London)	Trustee

	/s/ ANDRÉ F. PEROLD* (André F. Perold)	Trustee

	/s/ ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

	/s/ ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Trustee

	/s/ MELVIN R. SEIDEN* (Melvin R. Seiden)	Trustee

	/s/ STEPHEN R. SWENSRUD* (Stephen R. Swensrud)	Trustee
*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 20, 2002

C-8

EXHIBIT INDEX

Exhibit Number			Description
1	(g)	—	Certificate of Designation, dated December 13, 2002.
10		—	Consent of Ernst & Young LLP, independent auditors for the Registrant.
14		—	Amended and Restated Rule 18f-3 Plan.